Estimates, Significant Accounting Policies and Balance Sheet Detail (Accrued And Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Interest payable	$ 334	$ 204
Customer advances and deposits	61	101
Accrued capital expenditures	427	229
Accrued wages and benefits	250	80
Taxes payable other than income taxes	208	79
Income taxes payable	41	15
Deferred Tax Liabilities, Gross, Current	130	0
Other	303	56
Total accrued and other current liabilities	$ 1,754	$ 764